Segment information	12 Months Ended
Jun. 30, 2013
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
24.	Segment information

Operating segments are defined as components of an enterprise that engage in business activities for which separate information is available and evaluated by the chief operating decision maker.

The Group operates and manages its business in three operating segments, Little New Star, Wentai and Yuanbo. Little New Star segment mainly provides English language training services to children through its directly-owned training centers and franchised training centers based in Changsha. Wentai segment mainly focusing on providing early childhood, primary and secondary education services in the PRC. Yuanbo segment mainly focusing on providing early childhood education service in the PRC.

The Group's chief operating decision maker ("CODM") has been identified as Chief Executive Officer and the senior management, including the President, Vice Presidents and Chief Finance Officer, who reviews operating result of respective operating segments separately to allocate resources and assess performance of the Group.

	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	41,590,668	48,027,719	46,426,168	51,884,191	80,684,016	99,444,733	-	34,310,586	65,893,223	-	-	-	93,474,859	163,022,321	211,764,124
Cost of revenue	(16,866,904)	(19,139,829)	(18,145,283)	(26,458,614)	(45,158,120)	(54,330,748)	-	(22,079,439)	(48,503,914)	-	-	-	(43,325,518)	(86,377,388)	(120,979,945)

Gross profits	24,723,764	28,887,890	28,280,885	25,425,577	35,525,896	45,113,985	-	12,231,147	17,389,309	-	-	-	50,149,341	76,644,933	90,784,179
Other operating expenses	(15,049,188)	(20,578,190)	(15,096,306)	(15,073,206)	(25,673,256)	(29,938,020)	-	(7,700,376)	(8,994,283)	(46,598,026)	(83,979,544)	(23,123,903)	(76,720,420)	(137,931,366)	(77,152,512)
Non-operating expenses	(5,862,932)	466,067	865,140	2,553,039	5,478,323	4,157,992	-	2,847,473	1,634,011	10,622,899	15,246,374	11,974,184	7,313,006	24,038,237	18,631,327
Income tax expenses	(1,519,494)	(1,933,520)	(1,155,295)	(4,699,964)	(4,744,925)	(5,484,280)	-	(2,225,145)	(2,869,661)	-	(1,526,812)	-	(6,219,458)	(10,430,402)	(9,509,236)

Net income (loss) from continuing operations	2,292,150	6,842,247	12,894,424	8,205,446	10,586,038	13,849,677	-	5,153,099	7,159,376	(35,975,127)	(70,259,982)	(11,149,719)	(25,477,531)	(47,678,598)	22,753,758
Acquisition of property, plant and equipment	(4,813,177)	(3,308,698)	(1,013,023)	(7,814,626)	(13,235,170)	(29,409,227)	-	(7,440,136)	(13,329,866)	(10,463,955)	(3,155,739)	(126,991)	(23,091,758)	(27,139,743)	(43,879,107)
Acquisition of intangible assets	-	-	(70,000)	-	-	-	-	-	(150,000)	(1,545,725)	-	-	(1,545,725)	-	220,000
Amortization of intangible assets	1,500,292	1,480,000	1,088,310	1,980,764	2,160,835	2,160,833	-	1,063,012	2,371,859	1,578,490	-	-	5,059,546	4,703,847	5,621,002
Depreciation of property, plant and equipment	1,599,769	2,360,147	2,490,641	4,415,819	8,733,918	10,612,653	-	3,462,667	6,359,657	8,260,826	8,665,658	8,682,973	14,276,414	23,222,390	28,145,924
Allowance for doubtful debts	-	53,000	-	-	-	-	-	-	-	-	530,753	462,288	-	583,753	462,288
Loss on disposal of property, plant and equipment	-	55,956	2,656	-	-	88,400	-	-	169,317	-	4,439	-	-	60,395	260,373
Impairment loss on intangible assets	-	3,000,000	-	-	-	-	-	-	-	-	-	-	942,678	3,000,000	-

Segment assets	88,820,441	74,168,991	108,764,180	178,855,208	180,687,091	230,663,625	-	121,087,317	131,693,907	619,836,322	501,044,319	460,167,213	887,511,971	876,987,718	931,288,927

Segment liabilities	22,871,555	22,997,214	10,653,515	31,421,494	41,214,161	59,087,038	-	10,831,078	32,442,685	19,076,371	17,242,672	29,888,801	73,369,420	92,285,124	123,859,873

There were no inter-segment sales for the years ended June 30, 2011, 2012 and 2013.

Geographical disclosures: the Group mainly operates in the PRC and in 2011, 2012 and 2013, no single country other than the mainland China accounted for 10% or more of the Company's consolidated net revenue. In addition, all the identifiable assets of the Company are located in the PRC.

Major customers: there are no single customers who contributed for 10% or more of the Group's net revenue for the years ended June 30, 2011, 2012 and 2013.

Product groups: Included in the discontinued operations, the Group previously sold specialty handheld electronic learning devices, which included digital learning devices and e-dictionaries, that were similar in nature, had similar production process, had similar type of customers and utilized the same distribution method, as discrete financial information was not available for the Group's operations of prepaid cards and software; they are considered to be service lines instead of segment.

Apart from electronic learning devices, the Group also provides education services, which include supplement English Training, kindergartens and primary and secondary schools. As discrete financial information was not available for the Group's operations of these products groups, they are considered to be services lines instead of segment.

Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Discontinued operation
Electronic learning devices	204,712,282	-	-	-
Software	6,820,572	-	-	-
	211,532,854	-	-	-
Continuing operations
Supplemental English Training	33,134,682	35,922,056	36,039,846	5,872,168
Kindergartens	25,957,961	82,139,664	115,181,647	18,767,172
Primary and Secondary Schools	34,382,216	44,960,601	60,542,631	9,864,542
	93,474,859	163,022,321	211,764,124	34,503,882
	305,007,713	163,022,321	211,764,124	34,503,882